Condensed Financial Information of Registrant (SMFG) (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Condensed Statement of Financial Position
Condensed Statements of Financial Position

	At March 31,
	2023	2022

	(In millions)
Assets:
Deposits with SMBC	¥246,977	¥319,147
Investments in SMBC	4,613,790	4,613,790
Loans to SMBC	9,796,649	9,069,425
Investments in other subsidiaries, associates and joint ventures	2,007,172	2,017,221
Other assets	293,522	209,656
Current tax assets	91,048	28,074

Total assets	¥17,049,158	¥16,257,313

Liabilities and equity:
Short-term borrowings from SMBC	¥1,487,650	¥1,508,030
Long-term borrowings	355,265	308,976
Debt securities in issue due to other subsidiaries	14,889	7,301
Debt securities in issue	8,280,718	7,509,351
Other liabilities	67,757	67,735

Total liabilities	10,206,279	9,401,393

Shareholders’ equity	6,082,226	6,126,648
Other equity instruments holders’ equity	760,653	729,272

Total equity	6,842,879	6,855,920

Total equity and liabilities	¥17,049,158	¥16,257,313

Condensed Income Statement
Condensed Income Statements

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Income:
Interest income from SMBC	¥235,386	¥184,206	¥170,777
Dividends from SMBC	437,850	376,757	272,952
Dividends from other subsidiaries, associates and joint ventures	15,951	45,609	31,914
Fees and commission income from subsidiaries	12,421	9,439	7,777
Other income	1,956	1,109	794

Total income	703,564	617,120	484,214

Expense:
Interest expense to SMBC	5,546	4,751	4,313
Interest expense to other subsidiaries	4,830	4,779	4,320
Interest expense	220,397	169,526	154,298
Operating and other expense	68,659	37,982	31,806

Total expense	299,432	217,038	194,737

Profit before tax	404,132	400,082	289,477
Income tax expense	(8,348)	(7,942)	(5,710)

Net profit	¥412,480	¥408,024	¥295,187

Profit attributable to:
Shareholders	401,170	397,293	282,065
Other equity instruments holders	11,310	10,731	13,122

Condensed Statement of Cash Flows
Condensed Statements of Cash Flows

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Operating Activities:
Profit before tax	¥404,132	¥400,082	¥289,477
Income taxes paid—net	387	(17,935)	79,396
Other operating activities—net	359,237	579,929	267,159

Net cash and cash equivalents provided by operating activities	763,756	962,076	636,032

Investing Activities:
Loans provided to SMBC	(727,223)	(873,537)	(750,713)
Investments in subsidiaries	(19,796)	(233,576)	(7,418)
Investments in associates and joint ventures	—	(819)	(52,849)
Other investing activities—net	(2,770)	(5,953)	(46,282)

Net cash and cash equivalents used in investing activities	(749,789)	(1,113,885)	(857,262)

Financing Activities:
Net increase (decrease) of short-term borrowings from SMBC	(20,380)	230,000	50,000
Proceeds from issuance of long-term borrowings	61,042	86,390	10,625
Redemption of long-term borrowings	(36,046)	—	—
Proceeds from issuance of debt securities	1,191,048	969,480	921,603
Proceeds from issuance of other equity instruments	116,346	79,516	99,400
Redemption of debt securities	(861,730)	(831,880)	(403,025)
Redemption of other equity instruments	(85,000)	—	(130,000)
Dividends paid to shareholders	(301,600)	(274,058)	(267,119)
Coupons paid to other equity instruments holders	(11,310)	(10,731)	(13,122)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(138,507)	246	220

Net cash and cash equivalents provided by (used in) financing activities	(86,137)	248,963	268,582

Net increase (decrease) of cash and cash equivalents	(72,170)	97,154	47,352
Cash and cash equivalents at beginning of period	319,147	221,993	174,641

Cash and cash equivalents at end of period	¥246,977	¥319,147	¥221,993